SCHEDULE OF PROPERTY AND EQUIPMENT NET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	$ 8,732,292	$ 9,166,262
Impairment	(2,746,026)
Less: accumulated depreciation and amortization	(4,604,824)	(4,240,745)
Property and equipment, net	1,381,442	4,925,517
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	180,481	178,936
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	7,207,029	7,655,936
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	464,965	449,808
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 879,817	$ 881,582